Fair Value Measurements (Details) - Schedule of market activity for the asset or liability - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Total	$ 201,327,595	$ 201,278,924	$ 201,250,535
Liabilities:
Warrant Liability	3,114,963	5,088,750
Investments in United States treasury obligations held in Trust Account [Member]
Assets:
Total	200,046,995		44,993,700
Investment in United States Treasury money market mutual funds and cash [Member]
Assets:
Total	1,280,600
Investment in United States Treasury money market mutual funds [Member]
Assets:
Total		201,278,924
Quoted Prices in Active Markets (Level 1) [Memner]
Assets:
Total	201,327,595	201,278,924	201,250,535
Liabilities:
Warrant Liability	3,018,750	4,930,625
Quoted Prices in Active Markets (Level 1) [Memner] | Investments in United States treasury obligations held in Trust Account [Member]
Assets:
Total	200,046,995		44,993,700
Quoted Prices in Active Markets (Level 1) [Memner] | Investment in United States Treasury money market mutual funds and cash [Member]
Assets:
Total	1,280,600
Quoted Prices in Active Markets (Level 1) [Memner] | Investment in United States Treasury money market mutual funds [Member]
Assets:
Total		201,278,924
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Total
Liabilities:
Warrant Liability	96,213	158,125
Significant Other Observable Inputs (Level 2) [Member] | Investments in United States treasury obligations held in Trust Account [Member]
Assets:
Total
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Total
Liabilities:
Warrant Liability
Significant Other Unobservable Inputs (Level 3) [Member] | Investments in United States treasury obligations held in Trust Account [Member]
Assets:
Total